Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2018
Short-term Investments
Summary of short-term investments

	December 31,	December 31,
	2017	2018
	RMB in thousands
Financial products	412,763	858,021
Money market funds	75,628	87,317
Total	488,391	945,338